REGULATORY FRAMEWORK - Spectrum (Details) $ in Millions, $ in Millions			12 Months Ended
	Oct. 24, 2023 item	Feb. 27, 2018	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2022 ARS ($)
Regulatory framework
Usage period of the auctioned frequency bands		15 years
Intangible assets			$ 1,896,375		$ 1,973,865
Minimum cash reserve rate of customer fund deposit			100.00%
Gross carrying value
Regulatory framework
Intangible assets			$ 3,095,748		$ 3,085,882		$ 2,675,616
5G licenses | 285/2023
Regulatory framework
Base price of each lot				$ 350
Spectrum price						$ 350
5G licenses | 285/2023 | Gross carrying value
Regulatory framework
Intangible assets			$ 377,543
5G licenses | 285/2023 | Minimum
Regulatory framework
Frequency band awarded | item	3,400
5G licenses | 285/2023 | Maximum
Regulatory framework
Frequency band awarded | item	3,500